Income Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Profit or Loss Before Income Tax

Composition of profit/(loss) before income tax for the periods presented by jurisdictions are as follows:

	For the Year Ended June 30,
	2026	2025	2024
	US$	US$	US$
Hong Kong	2,575,686	1,995,263	824,608
Other jurisdictions	(2,412,853)	(86,318)	(7,046)
Total	162,833	1,908,945	817,562

Schedule of Income Tax Expense

Composition of income tax expense for the periods presented are as follows:

	For the Year Ended June 30,
	2026	2025	2024
	US$	US$	US$
Current income tax expense	396,831	431,139	114,958
Deferred income tax expense/(benefit)	(37,945)	-	-
Total	358,886	431,139	114,958

Schedule of Reconciliation of the Income Tax Expense

A reconciliation of the income tax expense determined at the statutory income tax rate to the Group’s actual income tax expense is as follows:

	For the year ended June 30,
	2025	2024
	US$	US$
Income before income tax expense	1,908,945	817,562
PRC statutory income tax rate	25%	25%
Income tax at statutory income tax rate	477,236	204,390
Difference due to preferential tax	(240,772)	(89,432)
Difference due to discontinue subsidiary	194,675	-
Income tax expense	431,139	114,958

Schedule of Reconciliation Between Statutory Tax Rate and Effective Tax Rate

In accordance with the updated requirements of ASU 2023 - 09, reconciliation between the statutory tax rate and the Group’s effective tax rate for the year ended June 30, 2026 is as follows:

	For the year ended June 30,
	2026
	US$
	Amount	Percent
Income before income taxes	162,833
Income tax expense computed at Hong Kong statutory profits tax rate of 16.5%	26,868	16.5%
Foreign tax effects	365,940	224.7%
Nontaxable or nondeductible items	(8,550)	(5.3)%
Other adjustments
Two-tiered profits tax relief	(21,122)	(13.0)%
Changes in valuation allowance	(4,250)	(2.6)%
Income tax expense	358,886	220.3%

Schedule of Deferred Tax Assets and Liabilities

The Group’s deferred tax assets and liabilities consist of the following components:

	For the Year Ended June 30,
	2026	2025	2024
	US$	US$	US$
Deferred tax assets
Allowance against receivables	4,703	-	-
Lease liability	71,471	-	-
Net operating loss carry-forwards	32,970	-	-
Less: Valuation allowance	(469)	-	-
Subtotal	108,675	-	-

Deferred tax liabilities
Right-of-use assets	(71,455)	-	-
Subtotal	(71,455)	-	-
Total deferred tax assets, net	37,220	-	-

Schedule of Movement of Valuation Allowance	Movement of valuation allowance is as follow:
	For the Year Ended June 30,
	2026	2025	2024
	US$	US$	US$
Valuation allowance
Balance at beginning of the year	-	-	-
Additions	469	-	-
Reductions	-	-	-
Balance at end of the year	469	-	-